INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS

The components of intangible assets at December 31 were as follows:

	2013
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$16,465	$7,638	$8,827
Licenses	64,494	51,831	12,663
Intellectual property	7,130	7,019	111
Customer relationships	47,539	29,229	18,310
Backlog	1,906	1,906	—
Non-compete	2,955	2,955	—
In-process research and development	7,205	3,485	3,720
	$147,694	$104,063	$43,631

	2012
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$15,466	$5,317	$10,149
Licenses	61,660	42,134	19,526
Intellectual property	7,006	6,995	11
Customer relationships	45,065	23,474	21,591
Backlog	1,823	538	1,285
Non-compete	2,827	2,827	—
In-process research and development	6,524	2,729	3,795
	$140,371	$84,014	$56,357

Estimated annual amortization expense for the next 5 years ended December 31 are as follows:

2014	$13,016
2015	6,791
2016	4,912
2017	4,592
2018	3,511

During the fourth quarter of 2011, we recorded an impairment charge of $11,214, primarily related to a software development program we decided not to complete.  This asset was acquired through the acquisition of Wavecom.   We did not record an impairment charge for the years ended December 31, 2013 and 2012.

Amortization expense relating to intangible assets, including those related to discontinued operations, was $18,239, $16,007, and $17,858 for the years ended December 31, 2013, 2012, and 2011, respectively.

At December 31, 2013, a net carrying amount of $1,175 included in intangible assets was not subject to amortization.